COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

December 22, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:   Columbia Funds Series Trust II (the Registrant)

                Active Portfolios® Multi-Manager Value Fund

         Post-Effective Amendment No. 156

         File No. 333-131683 /811-21852

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 156 (Amendment). This Amendment was filed electronically on December 20, 2016.

If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust II